J.P. Morgan U.S. Equity Funds

JPMORGAN TRUST I

JPMorgan U.S. Small Company Fund

JPMorgan Small Cap Blend Fund

JPMorgan Small Cap Equity Fund

JPMorgan Mid Cap Equity Fund

JPMORGAN TRUST II

JPMorgan Small Cap Value Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

J.P. Morgan Fleming Mutual Fund Group, Inc.

JPMorgan Mid Cap Value Fund

(Applicable Shares Described Below)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 22, 2026

to the current Summary Prospectuses and Prospectuses, as supplemented

Effective November 1, 2026, certain expense caps for the Funds listed above will be revised.

For the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed the percentages of the class’s average daily net assets as listed below (“New Contractual Expense Cap”). A Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). A Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/27, at which time it will be determined whether such waivers will be renewed or revised. To the extent that a Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

JPMorgan Small Cap Value Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.14%
Class C	1.64%
Class I	0.89%
Class R2	1.40%
Class R3	1.15%
Class R4	0.90%
Class R5	0.75%
Class R6	0.65%

SUP-USEQ-926

JPMorgan U.S. Small Company Fund

An expense limitation agreement will be added for the Fund’s Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, and the expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.14%
Class C	1.64%
Class I	0.89%
Class R2	1.40%
Class R3	1.15%
Class R4	0.90%
Class R5	0.75%
Class R6	0.65%

JPMorgan Small Cap Blend Fund

The expense caps of the Fund’s Class A, Class C, Class I and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.14%
Class C	1.64%
Class I	0.89%
Class R6	0.65%

JPMorgan Small Cap Growth Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.14%
Class C	1.64%
Class I	0.89%
Class R2	1.40%
Class R3	1.15%
Class R4	0.90%
Class R5	0.75%
Class R6	0.65%

JPMorgan Small Cap Equity Fund

An expense limitation agreement will be added for the Fund’s Class A, Class C, Class R3 and Class R6 Shares, and the expense caps of the Fund’s Class I, Class R2, Class R4 and Class R5 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.14%
Class C	1.64%
Class I	0.89%
Class R2	1.40%
Class R3	1.15%
Class R4	0.90%
Class R5	0.75%
Class R6	0.65%

JPMorgan Mid Cap Equity Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.04%
Class C	1.54%
Class I	0.79%

JPMorgan Mid Cap Value Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.04%
Class C	1.54%
Class I	0.79%

JPMorgan Mid Cap Growth Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.04%
Class C	1.54%
Class I	0.79%
Class R2	1.35%
Class R3	1.10%
Class R4	0.85%
Class R5	0.70%
Class R6	0.60%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE